Fair Value Measurements , Valuation Techniques (Detail) (Recurring, Level 3, USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Beginning balance	$ 127	$ 172
Total realized gains(losses) and other-than-temporary impairment losses included in earnings	(5)
Total unrealized gains (losses) included in other comprehensive income	4	11
Settlements	(20)	(56)
Ending balance	106	127
Corporate Debt Securities
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Beginning balance	10	10
Total realized gains(losses) and other-than-temporary impairment losses included in earnings	0
Total unrealized gains (losses) included in other comprehensive income	0	0
Settlements	(1)	0
Ending balance	9	10
Auction Rate Securities
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Illiquidity premium	6.00%
Beginning balance	103	127
Total realized gains(losses) and other-than-temporary impairment losses included in earnings	(5)
Total unrealized gains (losses) included in other comprehensive income	3	11
Settlements	(4)	(35)
Ending balance	97	103
Auction Rate Securities | Minimum
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Years to Principal Recovery	2 years
Auction Rate Securities | Maximum
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Years to Principal Recovery	12 years
Auction Rate Securities | Weighted Average
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Years to Principal Recovery	3 years
Mortgage Backed Securities
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Beginning balance	14	29
Total realized gains(losses) and other-than-temporary impairment losses included in earnings	0
Total unrealized gains (losses) included in other comprehensive income	1	0
Settlements	(15)	(15)
Ending balance	0	14
Asset-backed Securities
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Beginning balance	0	6
Total realized gains(losses) and other-than-temporary impairment losses included in earnings	0
Total unrealized gains (losses) included in other comprehensive income	0	0
Settlements	0	(6)
Ending balance	$ 0	$ 0